Property and equipment - Insured assets (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
Cash (including ATM)
Insured assets [Line Items]
Amount covered	₩ 25,500
Type of insurance	Comprehensive insurance for financial institutions
Insurance company	Samsung Fire & Marine Insurance Co., Ltd., etc.
Property total risk, Machine risk, General liability collateral
Insured assets [Line Items]
Amount covered	₩ 1,920,218
Type of insurance	Comprehensive Property insurance
Insurance company	Samsung Fire & Marine Insurance Co., Ltd., etc.
Business property and real estate
Insured assets [Line Items]
Amount covered	₩ 26,164
Type of insurance	Fire insurance
Insurance company	Meritz Fire & Marine Insurance Co., Ltd., etc.
Officer liability of executives
Insured assets [Line Items]
Amount covered	₩ 50,000
Type of insurance	Compensation liability insurance for officers
Insurance company	Meritz Fire & Marine Insurance Co., Ltd., etc.
Employees
Insured assets [Line Items]
Amount covered	₩ 79,798
Type of insurance	Compensation liability insurance for employee accident
Insurance company	Meritz Fire & Marine Insurance Co., Ltd., etc.
Cash and securities
Insured assets [Line Items]
Amount covered	₩ 79,755
Type of insurance	Burglary insurance
Insurance company	Samsung Fire & Marine Insurance Co., Ltd., etc.
Personal information liability insurance etc.
Insured assets [Line Items]
Amount covered	₩ 33,478
Type of insurance	Others
Insurance company	Samsung Fire & Marine Insurance Co., Ltd., etc.